Derivatives and embedded derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative Instrument Detail [Abstract]
Derivatives and embedded derivatives
9.	Derivatives and embedded derivatives
The Company enters into certain strategic investments in the form of forward contracts to purchase a specified quantity of digital assets. Certain of these contracts are accounted for as derivatives or investments with embedded derivatives, and accounts for these derivatives and embedded derivatives within
Investments
on the unaudited Condensed Consolidated Balance Sheets. The derivatives and bifurcated embedded derivatives are marked to market through
Other (expense) income, net
in the unaudited Condensed Consolidated Statements of Operations. Embedded derivatives are presented together with the respective host contract on the unaudited Condensed Consolidated Balance Sheets.
The fair value of the Company’s derivatives and embedded derivatives are as follows (in thousands):

Table 9.1. Fair Value of Derivative and Embedded Derivative Assets and Liabilities
	June 30, 2025	December 31, 2024
Investments – embedded derivatives	$3,559	$8,982
Investments – derivatives	$164	$350
The following table summarizes notional amounts related to derivatives and embedded derivatives (in thousands):

Table 9.2. Notional Amounts of Derivative and Embedded Derivative Assets and Liabilities
	June 30, 2025	December 31, 2024
Investments – embedded derivatives	$1,223	$791
Investments – derivatives	$353	$384
Gains (losses) on derivatives and embedded derivatives are as follows (in thousands):

Table 9.3. Gains (losses) on Derivatives and Embedded Derivatives
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Obligation to return digital asset collateral - embedded derivatives (1)	$—	$—	$—	$1,629
Accounts receivable, net - embedded derivatives	$(408)	$—	$(1,384)	$—
Investments - derivatives and embedded derivatives (2)	$1,209	$(2,734)	$(4,131)	$336

(1)	Included in Digital assets (gains) losses in the unaudited Condensed Consolidated Statements of Operations .
(2)	Included in Other (expense) income, net in the unaudited Condensed Consolidated Statements of Operations.

10. Derivatives and embedded derivatives
The Company accounts for its obligation to return digital assets held as collateral as a debt host payable with an embedded derivative at fair value and recognizes the liability within Obligations to return digital asset collateral on the Consolidated Balance Sheets. The arrangement is a hybrid instrument, consisting of a debt host contract initially measured at fair value with an embedded forward feature based on the changes in the fair value of the underlying digital asset. Within the obligation to return digital asset collateral is a feature indexed to the underlying digital asset that is not clearly and closely related to a debt instrument and therefore meets the definition of a derivative, which requires bifurcation. Such feature is bifurcated and recorded at fair value through Digital assets (gains) losses and impairment on the Consolidated Statements of Operations. In the first quarter of 2023, the Company designated the embedded derivatives associated with the obligation to return digital asset collateral related to stablecoin lending as the hedging instrument in a fair value hedge relationship to hedge the fair value exposure of the corresponding digital assets. Subsequent to the fair value hedge designation, changes in the fair value of the hedged item were recorded to Digital assets (gains) losses and impairment along with the associated changes in the fair value of the embedded derivative in the Consolidated Statements of Operations. The hedging relationship was de-designated upon the adoption of ASU 2023-08 on January 1, 2024.
The Company enters into certain strategic investments in the form of forward contracts to purchase a specified quantity of digital assets. Certain of these contracts are accounted for as derivatives or investments with embedded derivatives, and accounts for these derivatives and embedded derivatives within Investments on the Consolidated Balance Sheets. The derivatives and bifurcated embedded derivatives are marked to market through Other income (expense), net on the Consolidated Statements of Operations.
The fair value of the Company’s derivatives and embedded derivatives are as follows (in thousands):
Table 10.1. Fair Value of Derivative and Embedded Derivative Assets and Liabilities

	December 31, 2024	December 31, 2023
Derivative and embedded derivative assets:
Investments - embedded derivatives	$8,982	$3,521
Investments - derivatives	$350	$587
Derivative and embedded derivative liabilities:
Obligation to return digital asset collateral - embedded derivatives (1)	$—	$1,392

(1)
Represents $
1.4
million of embedded derivatives in fair value hedging relationships as of December 31, 2023. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.

The following table summarizes notional amounts related to derivatives and embedded derivatives (in thousands):
Table 10.2. Notional Amounts of Derivative and Embedded Derivative Assets and Liabilities

	December 31, 2024	December 31, 2023
Obligation to return digital asset collateral — embedded derivatives (1)	$—	$1,905
Investments — embedded derivatives	$791	$1,590
Investments — derivatives	$384	$1,244

(1)
Represents $
1.9
million of notional value associated with embedded derivatives in fair value hedging relationships as of December 31, 2023. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.

Gains (losses) on derivatives and embedded derivatives are as follows (in thousands):
Table 10.3. Gains (losses) on Derivative and Embedded Derivatives

	Year ended December 31,
	2024			2023			2022
	Derivatives	Hedged Items	Total Income Statement Impact	Derivatives	Hedged Items	Total Income Statement Impact	Derivatives	Hedged Items	Total Income Statement Impact
Obligation to return digital asset collateral — embedded derivatives (1)	$1,629	$—	$1,629	$8,553	$(9,031)	$(478)	$211,997	$—	$211,997
Prepaid expenses and other assets — embedded derivatives (2)	$—	$—	$—	$935	$—	$935	$(3,253)	$—	$(3,253)
Loans payable, net of debt discount — embedded derivatives (2)	$—	$—	$—	$—	$—	$—	$(887)	$—	$(887)
Investments — derivatives and embedded derivatives (2)	$8,175	$—	$8,175	$2,776	$—	$2,776	$1,178	$—	$1,178

(1)	Included in Digital assets (gains) losses and impairment in the Consolidated Statements of Operations. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.

(2)	Included in Other income (expense), net in the Consolidated Statements of Operations.
For embedded derivatives designated as qualifying fair value hedges, the gain or loss on the embedded derivative and the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in
Digital assets (gains) losses and impairment
in the Consolidated Statements of Operations. The carrying value of the hedged item is included in Digital assets on the Consolidated Balance Sheets. The carrying values and associated cumulative basis adjustments for fair value hedges are as follows (in thousands):
Table 10.4. Details of Hedged Item

	Carrying Value of the Hedged Item		Cumulative Fair Value Hedging Adjustments Included in the Carrying Value
Hedged item	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Digital assets (1)	$—	$3,297	$—	$9,031

(1)	The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024